Basis of Preparation (Details)	1 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2018 USD ($)
Basis of Preparation
Total foreign exchange rate gains		$ 2,177,000	$ 21,000	$ 798,000
Total foreign exchange rate loses		(7,000)	(2,991,000)	(39,000)
Net foreign exchange rate gain (loss)		2,170,000	(2,970,000)	759,000
Cost recognized for unvested awards		0
Court expenses		0	0
Depreciation expense		0	0	1,000
Cash holdings		70,770,000	79,087,000	77,598,000		$ 82,542,000
Current liabilities		608,000	1,070,000
Cash inflows for interest income		$ 44,000	$ 103,000	$ 317,000
FP USA
Basis of Preparation
Proportion of ownership interest in subsidiary		100.00%
Forward Pharma Operations ApS
Basis of Preparation
Proportion of ownership interest in subsidiary		100.00%
FP GmbH
Basis of Preparation
Cash holdings		$ 227,000			€ 200,000
Current liabilities		$ 26,000			€ 23,000
FP GmbH | Forward Pharma Operations ApS
Basis of Preparation
Proportion of ownership interest in subsidiary		100.00%
FA | Forward Pharma Operations ApS
Basis of Preparation
Proportion of ownership interest in subsidiary		100.00%
Minimum
Basis of Preparation
Term (in years)		P6Y
Vesting term	36	P3Y		36
Maximum
Basis of Preparation
Term (in years)		P10Y
Vesting term		P5Y